Exhibit 99.13

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
CIM2021INV100008	DTI	40.52%	40.53%	Summary: Incoming Value: 40.52% Audit Value: 40.53% Lender 1008 was approved with 40.52% DTI.
CIM2021INV100009	DTI	45.07%	41.99%	Summary: Incoming Value: 45.07% Audit Value: 41.99% . Lender used estimated taxes and insurance figures. Audit used actual figures for Primary Residence based on documentation in the loan file.
CIM2021INV100003	DTI	34.48%	35.69%	Summary: Incoming Value: 34.48% Audit Value: 35.69% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
CIM2021INV100006	DTI	31.56%	31.51%	Summary: Incoming Value: 31.56% Audit Value: 31.51% Audit used debts from the most recent dated credit report in loan file.
CIM2021INV100005	DTI	40.95%	42.82%	Summary: Incoming Value: 40.95% Audit Value: 42.82% Audit monthly debt figures are based on the most recent credit report
CIM2021INV100004	CLTV	69.36%	69.35%	Summary: Incoming Value: 69.36% Audit Value: 69.35% Rounding.
CIM2021INV100004	DTI	49.77%	46.51%	Summary: Incoming Value: 49.77% Audit Value: 46.51% Audit is based on verified REO expenses
CIM2021INV100004	LTV	69.36%	69.35%	Summary: Incoming Value: 69.36% Audit Value: 69.35% Rounding
CIM2021INV100002	DTI	45.87%	43.71%	Summary: Incoming Value: 45.87% Audit Value: 43.71% AUS DTI 49.29%, Audit used a more accurate figure for net rental income based on documentation in the loan file.
CIM2021INV100002	Note Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Date Pulled From Note Document In File
CIM2021INV100007	Application Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Tape reflects Broker app date; Audit reflects Lender app date
CIM2021INV100007	DTI	18.27%	23.64%	Summary: Incoming Value: 18.27% Audit Value: 23.64% AUS DTI 18.35%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.